Operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Operating lease liabilities
Schedule of weighted-average remaining lease term and weighted-average discount rate

The following table discloses the weighted-average remaining lease term and weighted-average discount rate for the Group’s leases:

	Year ended December 31,
Lease Term and Discount Rate	2019		2020
Weighted-average remaining lease term:
- Operating leases	3.98	years	3.66	years
Weighted-average discount rate
- Operating leases	7.97%		6.72%

Schedule of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Fiscal Year	Operating lease
RMB
2021	193,228
2022	169,680
2023	100,769
2024	76,768
2025	57,082
Thereafter	2,719
Total lease commitment	600,246

Less: Imputed interest	(64,690)

Total operating lease liabilities	535,556
Less: current operating lease liabilities	(165,122)

Long-term operating lease liabilities	370,434

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases for the year ended December 31, 2019 and 2020 is as follows:

	For Year Ended December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:

Operating cash flows from operating leases	162,818	184,363
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	277,638	244,684